Commitments, Guarantees and Pledged Assets - Summary of Contract Amounts of Credit-Related Arrangements (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	$ 337,092	$ 312,778
Securities lending [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	39,186	44,220
Unutilized credit commitments [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	268,089	241,038
Backstop liquidity facilities [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	12,907	10,870
Standby and performance letters of credit [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	14,565	13,489
Documentary and commercial letters of credit [member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	196	224
Other commitments to extend credit [Member]
Disclosure of commitments and contingencies [Line Items]
Credit related commitments	$ 2,149	$ 2,937